Income Tax	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Income Tax
5.	INCOME TAX

On December 29, 2017, the National Executive enacted Income Tax Law 27430. This law has introduced several changes to the previous income tax treatment. Some of the key changes involved in the reform include:

Income tax rate: Income tax rate for Argentine corporations will be gradually reduced from 35% to 30% for fiscal years beginning on January 1, 2018 until December 31, 2019 and to a 25% for fiscal years beginning on, and including, January 1, 2020.

Tax on dividends: The law has introduced a tax on dividends or profits distributed by Argentine corporations to individuals, undivided interests or foreign beneficiaries, subject to the following conditions: (i) dividends resulting from income earned during fiscal years beginning on January 1, 2018 until December 31, 2019 shall be subject to a 7% withholding rate and (ii) dividends resulting from income earned in fiscal years beginning on January 1, 2020 shall be subject to a 13% withholding rate.

Dividends distributed from profits earned until the fiscal year before that commenced on January 1, 2018 shall remain subject, in respect of all beneficiaries, to withholding at the 35% rate on the amount in excess of tax-free distributable accumulated profits (equalization tax transition period).

The following table reconciles the statutory income tax rate in Argentina to the Group’s effective tax rate as of December 31, 2018 and 2017:

	12/31/2018	12/31/2017
Current income tax	(482,183)	(1,328,434)
Income tax – deferred method	(528,705)	156,465

Income tax allotted in the Income Statement	(1,010,888)	(1,171,969)

Income tax allotted in Other comprehensive income	(79,985)	(21,084)

Total Income Tax Charge	(1,090,873)	(1,193,053)

The following is a reconciliation between the income tax charged to income as of December 31, 2018 and that which would result from applying the current tax rate on the accounting profit

	12/31/2018	12/31/2017
Income before taxes	(2,045,761)	416,709
Tax rate	30%	35%

Income for the year at tax rate	613,728	(145,848)
Permanent differences at tax rate:
Result from exposure to changes in the purchasing power of money	(1,831,996)	(906,939)
Deductible investments	210,311	26,852
Changes in tax rate	—	(258,337)
Others	(2,931)	112,302

Income tax	(1,010,888)	(1,171,969)

5.1	Deferred tax

The net position of the deferred tax is as follows:

	12/31/2018	12/31/2017	01/01/2017
Deferred tax assets	821,818	1,156,980	985,294
Deferred tax liability	(223,351)	(29,808)	(14,587)

Net assets by deferred tax	598,467	1,127,172	970,707

Deferred taxes to be recovered in more than 12 months	1,231,278	1,570,527	1,384,627

Deferred taxes to be recovered in 12 months	71,189	8,704	24,211

Subtotal – Deferred tax assets	1,302,467	1,579,231	1,408,838

Deferred taxes to be paid in more than 12 months	(635,084)	(428,059)	(438,131)

Deferred taxes to be paid in 12 months	(68,916)	(24,000)	—

Subtotal – Deferred tax liabilities	(704,000)	(452,059)	(438,131)

Total Net Assets by deferred Tax	598,467	1,127,172	970,707

Deferred tax assets / (liabilities) are summarized as follows:

	Balance at 12/31/2017	(Charge)/ Credit to Income	Balance at 12/31/2018
Intangible assets	(48,236)	(201,845)	(250,081)
Retirement plans	265,000	(207,491)	57,509
Loan Loss Reserves	852,640	193,638	1,046,278
Property, plant and equipment	(177,910)	(158,537)	(336,447)
Foreign Currency	(79,306)	(2,631)	(81,937)
Loss Carry Forward	—	160,618	160,618
Others	314,984	(312,457)	2,527

Total	1,127,172	(528,705)	598,467

	Balance at 01/01/2017	(Charge)/ Credit to Income	Balance at 12/31/2017
Intangible assets	(114,802)	66,566	(48,236)
Retirement plans	187,036	77,964	265,000
Loan Loss Reserves	867,277	(14,637)	852,640
Property, plant and equipment	(209,375)	31,465	(177,910)
Foreign Currency	(13,241)	(66,065)	(79,306)
Others	253,812	61,172	314,984

Total	970,707	156,465	1,127,172